Description of the Plan	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Description of Plan [Line Items]
Description of the Plan	Description of the Plan
The following description of the Assurant 401(k) Plan (“the Plan”) provides general information only. Participants should refer to the Plan document for a more complete description of the Plan’s provisions. The Plan is subject to the provisions of the Employee Retirement Income Security Act of 1974, as amended (“ERISA”).
a.General. The Plan is a defined contribution retirement plan covering all eligible employees of Assurant, Inc. (the “Company”, “Employer” or “Plan Sponsor”) and its subsidiaries. The Plan became effective June 21, 1983. The Plan Administrator is the Employer’s Benefit Plans Committee.
The Vanguard Fiduciary Trust Company (“Vanguard”) acts as the recordkeeper and Trustee of the Plan. The investments are held in a nondiscretionary trust (the “Trust”).
b.Contributions. Participants direct the investment of all contributions into various investment options offered by the Plan.
i.Employee Contributions - Eligible employees are allowed to participate in the Plan 30 days after beginning employment. Eligible employees are automatically enrolled at a 3% pre-tax contribution rate. Employees have the option to elect a different contribution rate or to opt out of the automatic contributions. Additionally, employees who are contributing less than 15% to the Plan on a pre-tax basis are automatically enrolled in the annual increase program, which increases their pre-tax contribution rate in March of each year by one percent until their pre-tax contribution rate reaches 15%. Employees have the option to opt out of the automatic annual increase program. Each participant may elect to make contributions to the Plan on a pre-tax and/or Roth basis through payroll deductions from 1% through 50% of such participant’s eligible compensation for each pay period up to an annual maximum of $23.5 thousand for 2025. In addition, participants who are age 50 or older and have made the maximum contribution to the Plan could make an additional catch-up contribution to the Plan. For 2025, participants age 50-59 or age 64 or older may contribute up to an additional $7.5 thousand, while participants age 60-63 may contribute up to an additional $11.25 thousand. Participants can change the rate at which they contribute at any time during the year. Participants may also make rollover contributions from other eligible qualified plans, including former employer plans and individual retirement account or annuity, to the extent permitted under the Plan and applicable law.
ii.Employer Contributions - Participants are immediately eligible for the Employer matching contribution, which is based on a uniform calculation of 100% of employee deferrals up to 6% of eligible pay contributed by the participant on a pre-tax basis and/or Roth basis. These contributions are made through the bi-weekly payroll process. To ensure that each eligible employee receives the maximum eligible Company match, a true-up Employer matching contribution is made as of year-end for 2025.
iii.Profit-Sharing Contributions - The Plan was amended in 2016 to allow the grant of discretionary profit-sharing contributions.
c.Participant Accounts. Individual accounts are maintained for each Plan participant. Each participant’s account is credited with employee contributions, Employer contributions and investment earnings and charged with the allocation of investment losses and an allocation of administrative and investment management expenses.
d.Vesting. A participant becomes 100% vested in their Employer contribution account upon two years of vesting service. In addition, a participant becomes 100% vested when they reach normal or early retirement date, terminate by reason of total disability or if they die while employed by the Employer.
e.Participant Loans. Participants may borrow a minimum of $500 up to a maximum equal to the lesser of $50 thousand from their fund accounts, reduced by the highest outstanding balance of loans taken in the previous 12 months, and 50% of their vested account balance. Loans must generally be repaid within 5 years or up to 10 years for the purchase of a primary residence. The loans are collateralized by the balance in the participant’s account and bear interest at a rate of 1.0% above the prime rate (as reported by Reuters) in effect when the participant applies for the loan. At December 31, 2025, outstanding participant loans had interest rates ranging from 4.25% to 9.50%. Principal and interest are paid ratably through payroll deductions. Loan origination and annual maintenance fees on loans are paid by the loan participants. The maximum number of loans a participant is permitted to have outstanding at one time is two loans. Effective January 1, 2025, participants who are on an authorized leave of absence or are disabled shall not be able to request a loan from the
Plan while absent.
f.Payment of Benefits. Upon retirement, death or disability, Plan participants or their beneficiaries are entitled to receive the total amount in the participant’s account. Upon termination of employment for other than the aforementioned reasons, Plan participants are eligible to receive their contributions and their vested share of Employer contributions plus income (loss) accrued thereon, if any.
g.In-Service Withdrawals. Both hardship and non-hardship withdrawals are permitted under a variety of circumstances as approved by the Plan Administrator.
h.Forfeitures. Forfeited balances of terminated participants’ non-vested accounts shall be first applied to reduce employer contributions. Next, forfeitures may be used to restore previously forfeited amounts of rehired participants. Any remaining forfeitures may be applied to pay the Plan’s administrative expenses. For the year ended December 31, 2025, the amount of forfeitures used to reduce administrative expenses and Employer contributions was $2.0 million. As of December 31, 2025, the remaining forfeitures balance was $1.4 million.